Consolidated Statements of Cash Flows ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Statement [Line Items]
Profit for the year	₨ 674,522	$ 8,204	₨ 1,257,945	₨ 1,531,862
Adjustments for:
Depreciation and amortization & Impairment of goodwill	3,971,865	48,310	3,298,047	2,835,632
(Gain) / loss on sale of property, plant and equipment	(10,783)	(131)	(4,825)	(1,352)
Deposits/Advances no longer payable written back		0
Provision for doubtful receivables/ advances	371,890	4,523	433,723	755,495
Stock compensation expense	16,494	201	22,885	40,051
Net finance (income) / expense	1,429,617	17,388	1,024,519	790,337
Unrealized (gain)/ loss on account of exchange differences	(42,660)	(519)	(15,509)	7,536
Amortization of leasehold prepayments	(1,515)	(18)	0	0
Tax expense	346,499	4,214	590,262	68,414
Cash flow from operating activities before working capital changes	6,755,929	82,172	6,607,047	6,027,975
Change in trade and other receivables	(400,481)	(4,871)	(4,080,446)	1,075,194
Change in inventories	465,280	5,660	(992,465)	(112,682)
Change in Contract Assets	(1,298)	(16)	(43,767)	8,598
Change in Contract Costs	178,528	2,171	(248,877)	26,037
Change in Contract Liabilities	706,485	8,593	1,282,743	(166,029)
Change in other assets	(789,470)	(9,602)	(301,328)	(33,812)
Change in trade and other payables	2,843,263	34,582	1,366,459	226,621
Change in employee benefits	(57,047)	(694)	(69,815)	21,921
Cash generated from operations	9,701,189	117,995	3,519,551	7,073,823
Income taxes (paid)/ refund received	(1,362,951)	(16,578)	(1,274,883)	(107,115)
Net cash from / (used in) operating activities	8,338,238	101,417	2,244,668	6,966,708
Cash flows from / (used in) investing activities
Acquisition of property, plant and equipment	(11,616,131)	(141,286)	(6,801,252)	(2,655,319)
Expenditure on intangible assets	(417,466)	(5,078)	(333,867)	(307,306)
Proceeds from sale of property, plant and equipment	10,783	131	4,929	1,352
Investments in corporate debt securities & Equity	(546,886)	(6,652)	(263,904)	(5,513)
Finance income received	155,756	1,894	40,071	141,584
Amount paid for acquisition of right of use assets	(1,178,320)	(14,332)	(239,318)	(793,410)
Net cash from / (used in) investing activities	(13,592,264)	(165,323)	(7,593,341)	(3,618,612)
Cash flows from / (used in) financing activities
Proceeds from issue of shares on exercise of options (including share premium)	8,079	98	42,988	245,400
Proceeds from / (repayment) of borrowings (net)	6,829,485	83,067	5,557,074	1,565,118
Repayment of lease liabilities	(265,236)	(3,226)	(316,594)	(226,155)
Finance expenses paid	(1,627,907)	(19,800)	(1,113,528)	(965,990)
Net cash from / (used in) financing activities	4,944,421	60,139	4,169,940	618,373
Net increase / (decrease) in cash and cash equivalents	(309,605)	(3,767)	(1,178,733)	3,966,469
Cash and cash equivalents on April 1	4,202,018	51,109	5,378,388	1,415,291
Effect of exchange fluctuations on cash held	1,316	17	2,363	(3,372)
Cash and cash equivalents on March 31	₨ 3,893,729	$ 47,359	₨ 4,202,018	₨ 5,378,388